Insurance - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Nov. 01, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Disclosure of measurement of insurance contracts	We measure these groups of contracts based on our estimates of the present value of future cash flows that are expected to arise as we fulfill the contracts, plus an explicit risk adjustment for insurance-specific risk. The risk adjustment brings the confidence level on the sufficiency of reserves to 70%—75%.
Reinsurance contract liabilities	$ 525	$ 579
Contractual service margin	1,210	1,370	$ 1,550
Investment contract liabilities measured at amortized cost	300	147
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,528	1,550
Contractual service margin	178	107
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 312	$ 479